COMMON STOCK (Details Narrative) - USD ($)									3 Months Ended	12 Months Ended
	Aug. 30, 2023	Mar. 04, 2023	Feb. 28, 2023	Feb. 28, 2023	Feb. 17, 2023	Feb. 28, 2022	Apr. 29, 2021	Apr. 06, 2021	Aug. 31, 2023	Feb. 28, 2023	Feb. 28, 2022	May 18, 2021
Class of Stock [Line Items]
Share price	$ 0.19						$ 0.71
Stock based non cash expenses							$ 88,750				$ 88,750
Number of shares issued for service, shares	1,043,572
Sale of stock number of shares issued in transaction					11,000,000						2,400,000
Proceeds from issuance of common stock					$ 660,000					$ 660,000	$ 240,000
Common Stock, Shares Authorized			100,000,000	100,000,000		100,000,000			100,000,000	100,000,000	100,000,000	100,000,000
Sale of stock, price per share					$ 0.06
Legal and investor expenses			$ 553,000
Legal and investor expenses				$ 553,000
Number of shares issued for service	$ 198,279								$ 198,279	$ 67,500	$ 215,250
Common Stock [Member]
Class of Stock [Line Items]
Number of common shares issued										11,000,000	2,400,000
Number of shares issued for service, shares									1,043,572	250,000	475,000
Coversion of stock, shares		1,699,146				1,699,146					1,699,146
Number of shares issued for service									$ 10,436	$ 2,500	$ 4,750
Series A Preferred Stock [Member]
Class of Stock [Line Items]
Number of shares conversion		1,105,679				1,105,644					1,105,679
Coversion of stock, shares											1,699,146
Verde Capital LLC [Member]
Class of Stock [Line Items]
Share price								$ 0.15
Stock based non cash expenses								$ 22,500			$ 19,688
Share based compensation over amortized term								1 year
Number of shares issued for service, shares								150,000
Millennial Investment [Member]
Class of Stock [Line Items]
Share price			$ 0.27	$ 0.27						$ 0.27
Number of shares issued for service, shares										250,000
Non cash expenses										$ 135,000
Purchase Agreements [Member]
Class of Stock [Line Items]
Number of common shares issued							125,000
Services Agreement [Member]
Class of Stock [Line Items]
Share based compensation over amortized term							6 months